Employee compensation and benefits - Key actuarial assumptions for the principal plan (Details)	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [line items]
Inflation rate (CPI)	2.88%	2.67%
Pension Plan | Principal plan
Disclosure of defined benefit plans [line items]
Discount rate	5.54%	4.65%
Inflation rate (RPI)	3.33%	3.23%
Rate of increase for pensions	3.22%	3.14%
Rate of pay increase	3.63%	3.42%